Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 609,616	$ 537,738
Account receivables, net	1,068,287	681,449
Contract assets, net	1,037,458	943,369
Retention receivables – current, net	2,216	67,549
Other receivables		16,565
Other receivables – related parties	1,282	1,283
Advance and prepayments	159,741	16,625
Total current assets	2,878,600	2,264,578
Retention receivables – non-current, net	219,599	150,589
Plant and equipment, net	1,812	4,425
TOTAL ASSETS	3,100,011	2,419,592
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Short-term bank loans	455,103	258,539
Accounts payables	937,043	694,581
Other payables	47,730	76,119
Contract liabilities	867,132	227,371
Other payables – related parties	1,853,263	1,526,557
Total current liabilities	4,160,271	2,783,167
Bank loans – non-current	653,185	752,859
TOTAL LIABILITIES	4,813,456	3,536,026
Commitments and contingencies
Shareholders’ Deficit
Ordinary share, no par value; 12,000,000 shares issued and outstanding as of December 31, 2022 and 2021.	2	2
Additional paid in capital	503,225	503,225
Accumulated deficit	(2,221,822)	(1,624,941)
Accumulated other comprehensive income	5,150	5,280
Total Shareholders’ Deficit	(1,713,445)	(1,116,434)
TOTAL LIABILTIES AND SHAREHOLDERS’ DEFICIT	$ 3,100,011	$ 2,419,592